OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of other payables and accruals

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial liabilities
Transaction deposit of mining right acquisition (Note 20 (b))	—	75,815	10,452
Accrued expenses	6,444	7,689	1,061
Deposits from customers	305	305	42
	6,749	83,809	11,555

Penalties related to income tax	4,611	5,450	751
Taxes other than income tax payable (a)	1,885	3,268	451
Accrued payroll	3,108	2,697	372
Others	371	798	110
	9,975	12,213	1,684

Total	16,724	96,022	13,239

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Financial liabilities
Accrued expenses	5,398	6,444	934
Deposits from customers	505	305	44
Other payables (financial liabilities)	5,903	6,749	978

Accrued payroll	2,878	3,108	451
Penalties related to income tax	3,025	4,611	668
Taxes other than income tax payable (a)	285	1,885	274
Others	7	371	54
Others payables (non-financial liabilities)	6,195	9,975	1,447

Total	12,098	16,724	2,425

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.